UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   10/03/2000
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            34
                                              ------------

Form  13F  Information  Table  Value  Total:  $251,670,568
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
ANADARKO PETROLEUM             COM              032511107  9264524  139400          SOLE             SOLE      0    0
APPLIED MICRO CIRCUITS         COM              0322W109  14370137   69400          SOLE             SOLE      0    0
ARIBA, INC.                    COM              04033V104  2750770   19200          SOLE             SOLE      0    0
BEA SYSTEMS INC.               COM              073325102  7141137   91700          SOLE             SOLE      0    0
BOEING                         COM              097023105  8939700  141900          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107 11505000   47200          SOLE             SOLE      0    0
BROCADE COMMUNC. SYS           COM              111621108 10242400   43400          SOLE             SOLE      0    0
CACHEFLOW, INC.                COM              126946102  2860000   20000          SOLE             SOLE      0    0
CALPINE CORP.                  COM              131347106 10103500   96800          SOLE             SOLE      0    0
CAPITAL ONE                    COM              14040H105  5885250   84000          SOLE             SOLE      0    0
CHECKPOINT SOFTWARE            COM              M22465104  7213500   45800          SOLE             SOLE      0    0
CIENA CORP.                    COM              171779101  5366906   43700          SOLE             SOLE      0    0
CORNING INC.                   COM              219350105  5791500   19500          SOLE             SOLE      0    0
EXTREME NETWORKS               COM              30226D106 14610200  127600          SOLE             SOLE      0    0
HEALTH MGMT ASSOC.             COM              421933102  1948050   93600          SOLE             SOLE      0    0
I TWO TECHNOLOGIES             COM              465754109  4302437   23000          SOLE             SOLE      0    0
INTEGRATED DEVICES             COM              458118106  8669900   95800          SOLE             SOLE      0    0
INTERWOVEN INC.                COM              46114T102  4737318   41900          SOLE             SOLE      0    0
JUNIPER NETWORKS               COM              48203R104 14427981   65900          SOLE             SOLE      0    0
LAB. AMER. HLDGS COM           COM              50540R409 11555875   96500          SOLE             SOLE      0    0
LEHMANN BROS. HLDGS            COM              524908100  5703150   38600          SOLE             SOLE      0    0
MERCURY INTERACTIVE            COM              589405109 14859900   94800          SOLE             SOLE      0    0
NEWPORT CORP                   COM              651824104  9189626   57700          SOLE             SOLE      0    0
PHILLIPS PETROLEUM             COM              718507106  5503175   87700          SOLE             SOLE      0    0
PLEXUS CORP.                   COM              729132100  5534250   78500          SOLE             SOLE      0    0
PMC SIERRA                     COM              69344F106  4326525   20100          SOLE             SOLE      0    0
POWER-ONE INC.                 COM              739308104  4629445   76500          SOLE             SOLE      0    0
QUEST DIAGNOSTICS              COM              74834L100  6185025   53900          SOLE             SOLE      0    0
REDBACK NETWORKS               COM              757209101 12185200   74300          SOLE             SOLE      0    0
SANMINA CORP                   COM              800907107  5889012   62900          SOLE             SOLE      0    0
SIEBEL SYSTEMS                 COM              826170102  8103550   72800          SOLE             SOLE      0    0
SUNMICROSYSTEMS                COM              866810104  5965925   51100          SOLE             SOLE      0    0
VERTEX PHARMACEUTICAL          COM              92532F100  1909700   22600          SOLE             SOLE      0    0